Recent Accounting Pronouncements - Schedule of Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Right of use assets, at cost, beginning
Impact of foreign exchange rate changes	108	$ (58)	$ 357
Right of use assets, at cost, ending	582
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	859
Additions	77
Disposals	(50)
Impact of foreign exchange rate changes	(23)
Right of use assets, at cost, ending	863	859
Accumulated amortization, Beginning
Disposals	(14)
Depreciation	278
Impairment	22
Impact of foreign exchange rate changes	(5)
Accumulated amortization, ending	281
Right of use assets, carrying amount	582
IFRS 16 Leases [Member] | Buildings [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	735
Additions	45
Disposals	(7)
Impact of foreign exchange rate changes	(16)
Right of use assets, at cost, ending	757	735
Accumulated amortization, Beginning
Disposals	(2)
Depreciation	227
Impairment	22
Impact of foreign exchange rate changes	(5)
Accumulated amortization, ending	242
Right of use assets, carrying amount	515
IFRS 16 Leases [Member] | Vehicles and Equipment [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	124
Additions	32
Disposals	(43)
Impact of foreign exchange rate changes	(7)
Right of use assets, at cost, ending	106	124
Accumulated amortization, Beginning
Disposals	(12)
Depreciation	51
Impairment
Impact of foreign exchange rate changes
Accumulated amortization, ending	39
Right of use assets, carrying amount	$ 67